Finance and Operating Leases (Tables)	6 Months Ended
Jun. 30, 2026
Finance And Operating Leases
Schedule of Lease Cost
	2026	2025
	(Unaudited)	(Unaudited)
Finance lease and operating lease costs	70,863	88,138
Expenses relating to short-term leases	-	34,233
Total lease cost	$70,863	$122,371

Schedule of Remaining Lease Payments

As of June 30, 2026, the Company’s remaining lease payments are as follows:

Leases
(Unaudited)
2026	$51,584
2027	71,194
Total remaining lease payments (undiscounted)	122,778
Less: imputed interest	(1,884)
Present value of lease liabilities	$120,894

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases:

	Classification	As of June 30, 2026	As of December 31, 2025
		(Unaudited)
Assets:
Operating lease assets	Right-of-use lease assets	$118,517	$187,078
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$96,228	$125,243
Lease liability – non-current	Non-current liabilities – lease liabilities	$24,666	$70,538

Schedule of Other Information Related to Leases

Other information related to leases for the six months ended June 30, 2026 and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years) - operating leases	1.29	0.79
Weighted-average discount rate - operating leases	2.86%	4.75%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-
Operating cash flows from operating leases	$74,887	$94,202